Stockholders equity and dividend payment	12 Months Ended
Dec. 31, 2017
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 - Stockholders' equity and dividend payment

Stockholders' equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2015	92,909,936
Restricted stock issued	883,699
Purchase of treasury shares	(359,831)
Issued at December 31, 2016	93,433,804
Restricted stock issued	1,259,208
New shares issued *	47,724,395
Issued at December 31, 2017	142,417,407
Par value	$0.01	$0.01
Shares to be issued assuming conversion of convertible notes**	20,904,879
Number of shares authorized for issue at December 31, 2017	250,000,000

* On March 23, 2017, we announced that we entered into the VAA, to acquire nine VLCCs and newbuild contracts for two VLCCs due for delivery in 2018 from BW Group, in exchange for aggregate cash consideration in an amount equal to $177,360,000 and an aggregate equity consideration consisting of 32,024,395 shares of the Company's common stock and 15,700 shares of the Series D Preferred Stock.  Subsequent to the conversion of each share of the Series D Preferred Stock into 1,000 shares of Company common stock in 2017, a total of 47,724,395 shares of common stock were issued.

** Assuming the maximum fundamental change conversion rate.

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Convertible Notes Offering

Please see note 9 for information on the convertible senior notes.

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Preferred stock:

Terms and rights of preferred shares will be established by the board when or if such shares would be issued.

Series C Participating Preferred stock

In January 2017, our board of directors adopted a shareholder rights plan (“Rights Plan”) and declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock, par value $0.01 per share, of DHT to purchase from DHT one ten-thousandth of a share of Series C Junior Participating Preferred Stock, par value $0.01 per share, of DHT at a price of $22.00 per one ten-thousandth of a share of Series C Junior Participating Preferred Stock, subject to adjustment as provided in the Rights Agreement dated as of January 29, 2017 (as the same may be amended from time to time, the “Rights Agreement”), between DHT and American Stock Transfer & Trust Company, LLC, as Rights Agent.  The description and terms of the Rights are set forth in the Rights Agreement.  The Rights Plan and the preferred share purchase rights expired on January 28, 2018 in accordance with its and their terms, and have not been replaced or renewed.

Series D Junior Participating Preferred stock

In connection with the Company's acquisition of BW Group's VLCC fleet by DHT announced on March 23, 2017, the Company agreed to 15,700 shares of Series D Junior Participating Preferred stock that were mandatorily convertible into 15.7 million shares of DHT common stock subject to DHT shareholder approval.  All outstanding shares of Series D Junior Participating Preferred stock were mandatorily converted into 15.7 million shares of DHT common stock during the second quarter of 2017.

Dividend payment:

Dividend payment as of December 31, 2017:	Total payment	Per Share Common
Payment date:
February 22, 2017	$ 7.6 million	$0.08
May 31, 2017	$ 10.1 million	$0.08
August 31, 2017	$ 2.8 million	$0.02
December 6, 2017	$ 2.8 million	$0.02
Total payment as of December 31, 2017:	$ 23.3 million	$0.20

Dividend payment as of December 31, 2016:
Payment date:
February 24, 2016	$ 19.7 million	$0.21
May 25, 2016	$ 23.3 million	$0.25
August 31, 2016	$ 21.5 million	$0.23
November 23, 2016	$ 1.9 million	$0.02
Total payment as of December 31, 2016:	$ 66.4 million	$0.71

Dividend payment as of December 31, 2015:
Payment date:
February 19, 2015	$ 4.6 million	$0.05
May 22, 2015	$ 13.9 million	$0.15
August 20, 2015	$ 13.9 million	$0.15
November 25, 2015	$ 16.7 million	$0.18
Total payment as of December 31, 2015:	$ 49.2 million	$0.53

On February 28, 2018, DHT paid a dividend of $0.02 per common share to shareholders of record as of February 20, 2018, resulting in a total dividend payment of approximately $2.8 million.

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